Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Fair Value Measurements
(3)	Fair Value Measurements
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	As of October 1, 2023
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$7,683	$7,683
Public warrants	1,413	—	—	1,413
Private placement warrants	—	1,027	—	1,027
Working capital warrants	—	117	—	117
Forward purchase agreement liabilities	—	—	6,586	6,586

Total	$1,413	$1,144	$14,269	$16,826

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$14,152	$14,152

Total	$—	$—	$14,152	$14,152

Carlyle Warrants
As part of the Company’s amended and restated warrant agreement with CRSEF Solis Holdings, LLC (“Carlyle”), the Company issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the amended and restated warrant agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the amended and restated warrant agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. As the warrant is exercisable into a variable number of shares based on the Company’s fully diluted capitalization table, the Company has classified the warrants as liabilities. The Company valued the warrants based on a Black-Scholes Option Pricing Method, which included the following inputs:

	October 1, 2023	December 31, 2022
Expected term	7.0 years	—
Expected volatility	77.0%	—
Risk-free interest rate	3.92%	—
Expected dividend yield	0.0%	—

Public, Private Placement and Working Capital Warrants
The public, private placement and working capital warrants are measured at fair value on a recurring basis. The public warrants were valued based on the closing price of the publicly traded instrument. The private placement and working capital warrants were valued using observable inputs for similar publicly traded instruments.
Forward Purchase Agreement Liabilities
The FPA liabilities are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:

	October 1, 2023	December 31, 2022
Common stock trading price	$2.10	—
Simulation period	1.8 years	—
Risk-free rate	5.12%	—
Volatility	178.0%	—
Redeemable Convertible Preferred Stock Warrant Liabilities
The Company historically issued redeemable convertible warrants, which were classified as liabilities and adjusted to fair value using the Black Scholes Option Pricing Method. The terms of the redeemable convertible preferred stock warrants are described in Note 15 – Warrants.
Series B Redeemable Convertible Preferred Stock Warrant

	October 1, 2023	December 31, 2022
Expected term	—	3.1 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.2%
Expected dividend yield	—	0.0%
Series C Redeemable Convertible Preferred Stock Warrant

	October 1, 2023	December 31, 2022
Expected term	—	3.6 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.0%
Expected dividend yield	—	0.0%
Series
D-7
Redeemable Convertible Preferred Stock Warrant

	October 1, 2023	December 31, 2022
Expected term	—	1.5 years
Expected volatility	—	78.5%
Risk-free interest rate	—	4.7%
Expected dividend yield	—	0.0%

The redeemable convertible preferred stock warrant liabilities were measured at fair value at the issuance date and as of each subsequent reporting period with changes in the fair value recorded within other income (expense), net in the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). As described in Note 15 – Warrants, the redeemable convertible preferred stock warrant liabilities were reclassified to additional paid-in
capital upon the closing of the Mergers.

(10)	Fair Value Measurements
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):
The following table presents a reconciliation of the Company’s financial liabilities measured at fair value as of December 31, 2022 using significant unobservable inputs (Level 3), and the change in fair value recorded in other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss (in thousands):

	Warrant	Convertible Debt Embedded Derivatives	SAFEs
Balance as of December 31, 2020	$799	$579	$91
Issuance of 2021-A Convertible Notes	—	566	—
Issuance of 2021-Rogers SAFE	—	—	5,000
Change in fair value	330	336	1,306

Balance as of December 31, 2021	$1,129	$1,481	$6,397
Conversion of debt into preferred shares	—	(1,481)	—
Conversion of SAFEs into preferred shares	—	—	(6,397)
Assumption of SAFEs in Solaria acquisition	—	—	60,470
Conversion of SAFEs from Solaria acquisition into preferred shares	—	—	(60,470)
Issuance of Series D Warrants Tranche A	6,527	—	—
Issuance of Series D Warrants Tranche B	1,285	—	—
Change in fair value	5,211	—	—

Balance as of December 31, 2022	$14,152	$—	$—

The fair value of accounts receivable, accounts payable, and accrued expenses approximated their carrying values as of December 31, 2022 and December 31, 2021, due to their short-term nature. As of December 31, 2022, all of the Company’s outstanding debit is carried at an amortized cost basis.
There were no transfers between Level 1, Level 2 or Level 3 fair value hierarchy categories of financial instruments for the years ended December 31, 2022 and December 31, 2021.

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$14,152	$14,152

Total	$—	$—	$14,152	$14,152

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$1,129	$1,129
Convertible debt embedded derivatives	—	—	1,481	1,481
SAFE agreements	—	—	6,397	6,397

Total	$—	$—	$9,007	$9,007

Redeemable Convertible Preferred Stock Warrant Liability
The Company historically issued redeemable convertible warrants to a bank to purchase shares of Series B preferred stock in February 2016 and issued redeemable convertible warrants to an investor to purchase shares of Series C preferred stock. Refer to Note 14 - Warrants. The Company issued Series D preferred stock warrants in conjunction with the merger agreement with Solaria. Refer to
Note 3-Business
Combination. The exercise prices for the two tranches of Series D preferred stock warrants are based on a future round of stock price, with an assumption of $2.50 and $5.00 upon consummation of a deSPAC acquisition and $2.04 and $4.09 upon remaining private, respectively. As the warrants have a contingent exercise price, the Company valuated the warrants based on a Black Scholes option pricing model, using a probability weighted estimate of the warrant valuations, given a deSPAC exist scenario and a stay private scenario, weighted at
70
% and
30
%, respectively. The following assumptions were used to calculate the fair value of the redeemable convertible preferred stock warrant liability:
Series B Redeemable Convertible Preferred Stock Warrant

	December 31,
	2022	2021
Expected term	3.1 years	4.1 years
Expected volatility	72.5%	73.0%
Risk-free interest rate	4.2%	1.1%
Expected dividend yield	0.0%	0.0%
Series C Redeemable Convertible Preferred Stock Warrant

	December 31,
	2022	2021
Expected term	3.6 years	4.6 years
Expected volatility	72.5%	73.0%
Risk-free interest rate	4.0%	1.2%
Expected dividend yield	0.0%	0.0%
Series D Redeemable Convertible Preferred Stock Warrant

	December 31,
	2022	2021
Expected term	1.5 years	—
Expected volatility	78.5%	—
Risk-free interest rate	4.7%	—
Expected dividend yield	0.0%	—
The redeemable convertible preferred stock warrant liabilities were measured at fair value at the issuance date and as of each subsequent fiscal year end with changes in the fair value recorded within other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss.

The table below reconciles the change in value of the redeemable convertible preferred stock warrant liability from each warrant to the total redeemable convertible preferred stock warrant liability recorded within the accompanying consolidated balance sheets (amounts in thousands):

	Series B Warrants	Series C Warrants	Series D Tranche A Warrants	Series D Tranche B Warrants	Total
Balance as of December 31, 2020	$5	$794	$—	$—	$799
Change in fair value	3	327	—	—	330

Balance as of December 31, 2021	8	1,121	—	—	1,129
Change in fair value	42	5,169	—	—	5,211
Issuance of warrants in connection with acquisition of Solaria (Note 3)	—	—	6,527	1,285	7,812

Balance as of December 31, 2022	$50	$6,290	$6,527	$1,285	$14,152

Convertible Debt Embedded Derivatives
2019-A
Notes
The Company recorded a convertible debt embedded derivative liability associated with the issuance of the 2019-A Convertible Notes. The derivative liability is recorded within derivative liability on the accompanying consolidated balance sheets. See Note 13 – Borrowing Arrangements. The fair value of the convertible debt embedded derivative liability was computed as the difference between the estimated value of the convertible debt with and without features that allow the holders to convert the notes at a discount upon the Company’s subsequent equity financing (“Next Equity Financing”). The 2019-A Convertible Notes also contain a feature to convert the notes at a price of $75.0 million divided by the fully diluted capitalization table (“2019-A Valuation Cap Conversion”), which is not bifurcated as an embedded derivative.
The fair value of the convertible notes with the embedded derivative is estimated based on a probability- weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity. The significant assumptions included in the fair value of the
2019-A
Convertible Notes with the embedded derivative liability include the time until a Next Equity Financing, the probabilities of the notes settling under each scenario, and a discount rate that reconciles the amount paid for the debt at issuance date, adjusted to reflect market changes subsequent to issuance. The fair value of the convertible notes without the embedded derivative liability is estimated based on the same methodology other than the settlement value upon a Next Equity Financing being set as the principal plus accrued interest, excluding the value of the conversion at a discount to the Next Equity Financing.
The embedded derivative liabilities in the convertible notes were measured at fair value at the issuance date and as of each subsequent fiscal year end with changes in the fair value recorded within other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss.
The fair value of the
2019-A
Convertible Notes was approximately $0.1 million as of December 31, 2021. The
2019-A
Convertible notes and related derivative liability were extinguished in FY22 as part of the Series D redeemable convertible preferred stock issuance.
2020-A
Convertible Notes
The Company recorded a convertible debt embedded derivative liability associated with the issuance of the
2020-A
Convertible Notes. The derivative liability is recorded within derivative liability on the accompanying consolidated balance sheets. See Note 13 – Borrowing Arrangements. The fair value of the convertible debt embedded derivative liability was computed as the difference between the estimated value of the convertible debt with and without features that allow the holders to convert the notes at a discount upon the Company’s subsequent equity financing (“Next Equity Financing”).

The fair value of the convertible notes with the embedded derivative is estimated based on a probability- weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity. The significant assumptions included in the fair value of the
2020-A
Convertible Notes with the embedded derivative liability include the time until a Next Equity Financing, the probabilities of the notes settling under each scenario, and a discount rate that reconciles the amount paid for the debt at issuance date, adjusted to reflect market changes subsequent to issuance. The fair value of the convertible notes without the embedded derivative liability is estimated based on the same methodology other than the settlement value upon a Next Equity Financing being set as the principal plus accrued interest, excluding the value of the conversion at a discount to the Next Equity Financing.
The embedded derivative liabilities in the convertible notes were measured at fair value at the issuance date and as of each subsequent fiscal year end with changes in the fair value recorded within other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss.
The fair value of the
2020-A
Convertible Notes was approximately $4.6 million as of December 31, 2021. The
2020-A
Convertible notes and related derivative liability were extinguished as part of the Series D redeemable convertible preferred stock issuance.
2021-A
Convertible Notes
The Company recorded a convertible debt embedded derivative liability associated with the issuance of the
2021-A
Convertible Notes. The embedded derivative liability is recorded within derivative liability on the accompanying consolidated balance sheets. See Note 13 – Borrowing Arrangements. The fair value of the convertible debt embedded derivative liability was computed as the difference between the estimated value of the convertible debt with and without features that allow the holders to convert the notes at a discount upon the Company’s subsequent equity financing (“Next Equity Financing”). Certain of the notes from the
2021-A
Convertible Notes also contain a feature to convert the notes at a price of $200.0 million divided by the fully diluted capitalization table
(“2021-A
Valuation Cap Conversion”), which is not bifurcated as an embedded derivative.
The fair value of the convertible notes with the embedded derivative is estimated based on a probability- weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity. The significant assumptions included in the fair value of the
2021-A
Convertible Notes with the embedded derivative liability include the time until a Next Equity Financing, the probabilities of the notes settling under each scenario, and a discount rate that reconciles the amount paid for the debt at issuance date, adjusted to reflect market changes subsequent to issuance. The fair value of the convertible notes without the embedded derivative liability is estimated based on the same methodology other than the settlement value upon a Next Equity Financing being set as the principal plus accrued interest, excluding the value of the conversion at a discount to the Next Equity Financing.
The embedded derivative liabilities in the convertible notes were measured at fair value at the issuance date and as of each subsequent fiscal year end with changes in the fair value recorded within other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss.
The fair value of the
2021-A
Convertible Notes was approximately $4.8 million as of December 31, 2021, respectively. The
2021-A
Convertible notes and related derivative liability were extinguished as part of the Series D redeemable convertible preferred stock issuance.

The table below reconciles the embedded derivative liability from each of the series of convertible notes to the total derivative liability recorded on the accompanying consolidated balance sheets (amounts in thousands)

	2019-A Convertible Notes	2020-A Convertible Notes	2021-A Convertible Notes	Totals
Balance as of December 31, 2020	$18	$561	$—	$579
Issuance of 2021-A Convertible Notes	—	—	566	566
Change in fair value	17	234	85	366

Balance as of December 31, 2021	35	795	651	1,481
Extinguishment upon Series D issuance	(35)	(795)	(651)	(1,481)

Balance as of December 31, 2022	$—	$—	$—	$—

Simple Agreement for Future Equity (“SAFE”)
2019 SAFE
In July 2019, the Company entered into a SAFE agreement (“2019 SAFE”) with an investor. At the issuance date, the Company received $0.1 million in cash. The SAFE is classified as a liability in the scope of Accounting Standards Codification Topic 480 (“ASC 480”),
Distinguishing Liabilities from Equity
, as the SAFE is redeemable upon events that are outside the control of the issuer. The 2019 SAFE converts to equity at the lower of $50.0 million divided by the fully diluted capitalization table (“2019 SAFE Valuation Cap Conversion”) and a 20% discount from the share price paid by other investors upon the Next Equity Financing. The SAFE also contains features that allow for cash settlement at the $0.1 million purchase price in the event of a liquidation or dissolution event.
The fair value of the 2019 SAFE was determined based on the probability-weighted expected return method (“PWERM”), which assigns value to the multiple settlement scenarios based on the probability of occurrence. The significant assumptions included in the fair value of the 2019 SAFE include the probability of conversion under a next equity financing (estimated between
60
% at issuance and
80
% as of December 31, 2022) and the realizable value upon a Next Equity Financing. The realizable value upon the Next Equity Financing was determined based on the following inputs that were included in a Black-Scholes model, which contains the following inputs:

	December 31,
	2022	2021
Expected fair value of preferred stock	N/A	$4.84
Expected term	N/A	0.2 years
Volatility	N/A	76.4%
Risk-free interest rate	N/A	0.1%
The 2019 SAFE was measured at fair value at the issuance date and as of each subsequent fiscal year end with changes in the fair value recorded within other income (expense), net in the consolidated statements of operations and comprehensive loss.
In March 2022, as part of the Company’s Series D preferred stock financing, the 2019 SAFE converted into shares of Series
D-3
preferred stock. As part of the extinguishment of the 2019 SAFE, the Company recorded a gain of less than $0.1 million in other income (expense), net in the consolidated statements of operations and comprehensive loss.
2021 SAFE
In December 2021, the Company entered into a SAFE agreement (“2021 SAFE”) with an investor. At the issuance date, the Company received $5.0 million in cash. The SAFE is classified as a liability in the scope of

Accounting Standards Codification Topic 480 (“ASC 480”),
Distinguishing Liabilities from Equity
, as the SAFE is redeemable upon events that are outside the control of the issuer. The 2021 SAFE converts to equity at the lower of $175.0 million divided by the fully diluted capitalization table (“2021 SAFE Valuation Cap Conversion”) and a 20% discount from the share price paid by other investors upon the Next Equity Financing. At the time of negotiating the SAFE, the Company was in advanced negotiations to raise its next equity financing. As such, the Company recorded the fair value of the 2021 SAFE based on the value to be received upon a conversion at a 20% discount from the Next Equity Financing. As a result, the Company recorded $1.3 million to other income (expense), net for the increase in the fair value of the 2021 SAFE over its issuance price.
In March 2022, as part of the Company’s Series D preferred stock financing, the 2021 SAFE converted into shares of Series
D-1
preferred stock. As part of the extinguishment of the 2021 SAFE, the Company recorded a gain of $1.4 million in other income (expense), net in the consolidated statements of operations and comprehensive loss.
2022 SAFE
In connection with the Solaria acquisition, Complete Solar Holdings entered into the SAFE Amendment, Assignment and Assumption Agreement whereby Complete Solar Holdings assumed the rights and interests in and obligations under the SAFE from Solaria immediately at the effective time of the acquisition of Solaria. In accordance with the terms and conditions of the Merger Agreement, the SAFE was required to be converted into redeemable convertible preferred stock of the Company within 10 business days of the close of the acquisition. Immediately subsequent to acquisition close, the SAFE converted into 8,171,662 shares of series
D-8
redeemable convertible preferred stock.